Cash Flow Reconciliations	12 Months Ended
Dec. 31, 2019
Cash Flow Reconciliations
Cash Flow Reconciliations

27. Cash Flow Reconciliations

The reconciliation of the Group’s non-cash investing and financing activities for the two years ended December 31, 2019 are presented in the tables below:

A reconciliation of borrowings arising from financing activities is as follows:

			Other		Deferred
	Opening		comprehensive	Non-cash	financing
	balance	Cash flows	income	items	costs, assets	Total
Borrowings outstanding as of January 1, 2018	2,547,556	—	—	—	—	2,547,556
Proceeds from bank loans and bonds	—	524,165	—	—	—	524,165
Bank loans and bond repayments	—	(231,753)	—	—	—	(231,753)
Additions in deferred loan/bond fees	—	(7,449)	—	1,119	(12,941)	(19,271)
Amortization of deferred loan and bond issuance costs and premium (Note 19)	—	—	—	12,593	—	12,593
Retranslation of the NOK 2021 Bonds in U.S. dollars	—	—	(4,831)	—	—	(4,831)
Borrowings outstanding as of December 31, 2018	2,547,556	284,963	(4,831)	13,712	(12,941)	2,828,459

			Other		Deferred
	Opening		comprehensive	Non-cash	financing
	balance	Cash flows	income	items	costs, assets	Total
Borrowings outstanding as of January 1, 2019	2,828,459	—	—	—	—	2,828,459
Proceeds from bank loans and bonds	—	905,730	—	—	—	905,730
Bank loans and bond repayments	—	(547,751)	—	—	—	(547,751)
Payment for bond repurchase	—	(34,602)	—	—	—	(34,602)
Additions in deferred loan/bond fees	—	(25,912)	—	(910)	7,016	(19,806)
Amortization of deferred loan and bond issuance costs and premium (Note 19)	—	—	—	14,154	—	14,154
Retranslation of the NOK 2021 Bonds and the NOK 2024 Bonds in U.S. dollars	—	—	1,211	—	—	1,211
Borrowings outstanding as of December 31, 2019	2,828,459	297,465	1,211	13,244	7,016	3,147,395

A reconciliation of derivatives arising from financing activities is as follows:

			Other
	Opening	Cash	comprehensive	Non-cash
	balance	flows	income	items	Total
Net derivative assets as of January 1, 2018	16,396	—	—	—	16,396
Unrealized loss on derivative financial instruments held for trading	—	—	—	(7,922)	(7,922)
Ineffective portion of cash flow hedges	—	—	—	(289)	(289)
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	—	(5,089)	—	(5,089)
Net derivative assets/(liabilities) as of December 31, 2018	16,396	—	(5,089)	(8,211)	3,096

			Other
	Opening	Cash	comprehensive	Non-cash
	balance	flows	income	items	Total
Net derivative assets as of January 1, 2019	3,096	—	—	—	3,096
Unrealized loss on derivative financial instruments held for trading	—	—	—	(54,050)	(54,050)
Ineffective portion of cash flow hedges	—	—	—	(151)	(151)
Payment for CCS termination	—	3,731	—	4,051	7,782
Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments	—	—	(2,608)	—	(2,608)
Net derivative assets/(liabilities) as of December 31, 2019	3,096	3,731	(2,608)	(50,150)	(45,931)

A reconciliation of tangible fixed assets and vessels under construction arising from investing activities is as follows:

	Opening balance	Cash flows	Non-cash items	Total
Tangible fixed assets and vessels under construction as of January 1, 2018	3,939,221	—	—	3,939,221
Additions (Note 6)	—	673,787	16,973	690,760
Transfer under “Other non-current assets”	—	—	(1,650)	(1,650)
Depreciation expense (Note 6)	—	—	(145,474)	(145,474)
Tangible fixed assets and vessels under construction as of December 31, 2018	3,939,221	673,787	(130,151)	4,482,857

	Opening balance	Cash flows	Non-cash items	Total
Tangible fixed assets and vessels under construction as of January 1, 2019	4,482,857	—	—	4,482,857
Additions (Note 6)	—	479,618	(1,013)	478,605
Returns for capital expenditures (Note 6)	—	(10,451)	(773)	(11,224)
Impairment loss on vessels (Note 6)	—	—	(162,149)	(162,149)
Depreciation expense (Note 6)	—	—	(157,701)	(157,701)
Tangible fixed assets and vessels under construction as of December 31, 2019	4,482,857	469,167	(321,636)	4,630,388

A reconciliation of lease liabilities arising from financing activities is as follows:

	Opening balance	Cash flows	Non-cash items	Total
Lease liabilities as of January 1, 2018	213,428	—	—	213,428
Lease charge (Note 19)	—	—	10,520	10,520
Payments for interest	—	(10,520)	—	(10,520)
Payments for lease liability	—	(7,329)	—	(7,329)
Lease liabilities as of December 31, 2018	213,428	(17,849)	10,520	206,099

	Opening balance	Cash flows	Non-cash items	Total
Lease liabilities as of January 1, 2019	213,374	—	—	213,374
Lease charge (Note 19)	—	—	10,506	10,506
Additions	—	—	1,462	1,462
Payments for interest	—	(10,521)	—	(10,521)
Payments for lease liability	—	(9,950)	59	(9,891)
Lease liabilities as of December 31, 2019	213,374	(20,471)	12,027	204,930

A reconciliation of equity offerings arising from financing activities is as follows:

	Cash flows	Non-cash items	Total
Proceeds from GasLog Partners’ common unit offerings (net of underwriting discounts and commissions)	60,345	—	60,345
Proceeds from GasLog Partners’ preference unit offerings (net of underwriting discounts and commissions)	208,394	—	208,394
Equity related costs	(917)	(703)	(1,620)
Net proceeds from equity offerings in the year ended December 31, 2018	267,822	(703)	267,119

	Cash flows	Non-cash items	Total
Equity related costs	(1,670)	1,053	(617)
Net payments for equity offerings in the year ended December 31, 2019	(1,670)	1,053	(617)